CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
		Dec. 31, 2024	Sep. 30, 2025
Share-based compensation expense		$ 1,134	$ 8,555	[1]
Non-cash interest expense		2	2,185	[2]
Accrued expenses and other current liabilities		2,172 [3]	6,422
Proceeds from the issuance of notes payable, net of issuance costs	[4]	37,480
Related Party
Share-based compensation expense			2,027
Non-cash interest expense			$ 865
Accrued expenses and other current liabilities		341
Proceeds from the issuance of notes payable, net of issuance costs		$ 14,993

[1]	Includes related party amount of $2,027, which is classified as a liability, for the nine months ended September 30, 2025.
[2]	Includes related party amount of $865 for the nine months ended September 30, 2025.
[3]	Includes related party amount of $341 for the period from September 19, 2024 (inception) to December 31, 2024.
[4]	Includes related party amount of $14,993 for the period from September 19, 2024 (inception) to December 31, 2024.